Asset Acquisition (Details Narrative)	3 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Asset acquisition description	On December 15, 2025